Capital Management Policies and Procedures (Tables)	12 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital management
The Group manages its capital structure and makes adjustments in the light of changes in economic conditions and the risk characteristics of the underlying assets.

	2020 £’000	2019 £’000
Equity	236,327	166,329
Loans and borrowings	—	21
Less: Cash and cash equivalents	(101,327)	(70,172)
Total Capital	£135,000	£96,178